Commitments and Contingencies (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
2015	$ 135,800	$ 86,900
2016	120,600	117,600
2017	124,400	122,000
2018	128,100	126,000
2019	109,500	129,600
Thereafter		77,200
Total	$ 618,400	$ 659,300